SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Jan. 31, 2026	Jan. 31, 2025	Apr. 17, 2026
AccountingPoliciesLineItems [Line Items]
Cash	$ 164,216		$ 24,274	$ 100,678	$ 1,255,000
Net loss	1,511,930	$ 682,888	3,074,964	5,137,332
Working capital deficit	4,844,526		4,586,051
FDIC amount	250,000		250,000
Convertible notes payable			405,305
Accumulated deficit	$ (41,729,836)		(40,217,906)	$ (37,142,942)
Accounting Standards Update 2020-06 [Member]
AccountingPoliciesLineItems [Line Items]
Accumulated deficit			$ 405,305